UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                       FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment           [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Express Asset Management Limited
Address: Dashwood House 11th Floor
         69 Old Broad Street
         London, England    EC2M 1QS

Form 13F File Number:  28-6560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Anderson
Title:    Global Chief Investment Officer
Phone:    612-671-3112

Signature, Place, and Date of Signing:


/s/ Peter J. Anderson      Minneapolis, MN             Febuary 9, 2000
----------------------   ------------------          --------------------
[Signature]               [City, State]                [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[ x ] 13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers:          11
Form 13F Information Table Entry Total:     30
Form 13F Information Table Value Total:     $117,691 (thousands)



List of Other Included Managers:
No.  13F File Number     Name
--------------------     -----------------------------------------
01   28-698              American Express Company
02   28-139              American Express Financial Corporation
03   28-2069             IDS Advisory Group, Inc.
04   28-1151             American Express Trust Company
05   28-140              IDS Certificate Company
06   28-143              IDS Life Insurance Company
07                       IDS Life Insurance Company of New York
08                       American Partners Life Insurance Company
09                       American Centurion Assurance Company
10                       American Enterprise Life Insurance Company
11   28-6558             American Express Asset Management International


                                                              FORM 13F INFORMATION TABLE
                                                        MARKET VALUE              INVESTM      OTHER        VOTING AUTHORITY
 NAME OF ISSUER          TITLE OF CLASS   CUSIP          (x$1000)       SHARES    DSCRETN     MANAGERS  SOLE    SHARED  NONE
---------------------------- ------------------------- -------- ---------  ----- ---------    ---------- ------- --------- -------
AMERICA ONLINE                COM       02364J-10-4        2,256         29,900    SHARED       01,02     0     29,900
AMERICAN INTERNATIONAL        COM       026874-10-7        2,737         25,314    SHARED       01,02     0     25,314
AT&T                          COM       001957-10-9        3,789         74,657    SHARED       01,02     0     74,657
ATMEL CORP                    COM       049513-10-4        5,132        173,600    SHARED       01,02     0    173,600
BANKAMERICA CORP              COM       060505-10-4        1,862         37,100    SHARED       01,02     0     37,100
BOSTON SCIENTIFIC             COM       101137-10-7        3,165        144,705    SHARED       01,02     0    144,705
CHARTER COMMUNICATIONS        COM       16117M-10-7        3,410        155,903    SHARED       01,02     0    155,903
CISCO SYSTEMS                 COM       17275R-10-2        5,638         52,628    SHARED       01,02     0     52,628
CITIGROUP INC                 COM       172967-10-1        2,069         37,240    SHARED       01,02     0     37,240
COLEGATE - PALMOLIVE CO       COM       194162-10-3        5,741         88,320    SHARED       01,02     0     88,320
COMPAQ COMPUTERS              COM       204493-10-0          212          7,849    SHARED       01,02     0      7,849
CORNING                       COM       219350-10-5        6,655         51,615    SHARED       01,02     0     51,615
DUPONT (E.I.) DE NEMOURS      COM       263534-10-9        7,504        113,911    SHARED       01,02     0    113,911
ELECTRONIC DATA SYSTEMS       COM       285661-10-4        6,354         94,920    SHARED       01,02     0     94,920
FED. NAT.MORTGAGE             COM       313586-10-9        6,815        109,143    SHARED       01,02     0    109,143
FOX ENTERTAINMENT GROUP       COM       35138T-10-7          155          6,230    SHARED       01,02     0      6,230
GENERAL ELECTRIC              COM       369604-10-3        5,808         37,531    SHARED       01,02     0     37,531
GOLDMAN SACHS GROUP           COM       38141G-10-4        3,522         37,390    SHARED       01,02     0     37,390
HEWLETT-PACKARD               COM       428236-10-3        4,914         43,130    SHARED       01,02     0     43,130
INFONET SERVICES CORP.        COM       45666T-10-6        4,674        178,075    SHARED       01,02     0    178,075
INTEL CORP                    COM       458140-10-0        3,019         36,679    SHARED       01,02     0     36,679
LILLY (ELI)                   COM       532457-10-8          111          1,670    SHARED       01,02     0      1,670
LUCENT TECHNOLOGIES           COM       549463-10-7        3,588         47,960    SHARED       01,02     0     47,960
MCI WORLDCOM                  COM       55268B-10-6        3,440         64,829    SHARED       01,02     0     64,829
PFIZER INC                    COM       717081-10-3        6,233        192,160    SHARED       01,02     0    192,160
SBC COMMUNICATIONS            COM       78387G-10-3        5,867        120,348    SHARED       01,02     0    120,348
TEXACO                        COM       881694-10-3        5,975        110,010    SHARED       01,02     0    110,010
WAL-MART STORES INC.          COM       931142-10-3        6,637         96,016    SHARED       01,02     0     96,016
WALGREEN                      COM       931422-10-9          161          5,510    SHARED       01,02     0      5,510
WEBVAN GROUP                  COM       94845V-10-3          248         15,000    SHARED       01,02     0     15,000

